Segments - Summary of Identified Assets by Reportable Segment (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
TOTAL ASSETS	$ 664,300,000	$ 454,200,000	$ 212,158
Operating Segments | Industrial Equipment
Segment Reporting, Asset Reconciling Item [Line Items]
TOTAL ASSETS	236,800,000	207,500,000
Operating Segments | Construction Equipment
Segment Reporting, Asset Reconciling Item [Line Items]
TOTAL ASSETS	414,800,000	246,000,000
Corporate, Non-Segment
Segment Reporting, Asset Reconciling Item [Line Items]
TOTAL ASSETS	$ 12,700,000	$ 700,000